Property plant and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Property plant and Equipment
The following table provides a breakdown for property, plant and equipment:

(Euro thousands)	Land and buildings	Plant and machinery	Industrial and commercial equipment	Leasehold improvements	Other tangible assets	Tangible assets under construction and advances	Total
Historical cost at January 1, 2020	183,836	188,869	158,374	236,071	10,947	6,640	784,737
Additions	1,834	4,115	6,537	7,316	1,075	6,753	27,630
Disposals	—	(682)	(8,751)	(23,513)	(1,951)	—	(34,897)
Exchange differences	(59)	(40)	(6,798)	(9,775)	(132)	(61)	(16,865)
Reclassifications to assets held for sale	—	(351)	(3,102)	(3,457)	(452)	(2)	(7,364)
Balance at December 31, 2020	185,611	191,911	146,260	206,642	9,487	13,330	753,241
Additions	51,296	4,571	10,252	24,506	360	5,221	96,206
Disposals	(720)	(2,150)	(12,630)	(21,812)	(403)	(512)	(38,227)
Exchange differences	4,483	222	4,756	14,516	51	650	24,678
Disposition	(232,705)	(30,448)	(4,384)	(34)	(860)	(9,159)	(277,590)
Business combinations	245	315	6	—	75	—	641
Reclassifications	327	118	571	5,086	—	(6,102)	—
Balance at December 31, 2021	8,537	164,539	144,831	228,904	8,710	3,428	558,949
Accumulated depreciation at January 1, 2020	(60,621)	(153,057)	(119,368)	(168,276)	(7,776)	—	(509,098)
Depreciation	(2,353)	(9,166)	(13,977)	(19,346)	(636)	—	(45,478)
Impairment	—	23	(342)	(3,153)	(539)	—	(4,011)
Disposals	—	682	8,448	22,943	1,160	—	33,233
Exchange differences	(103)	(25)	4,579	6,170	56	—	10,677
Reclassifications to assets held for sale	—	245	2,011	2,864	443	—	5,563
Balance at December 31, 2020	(63,077)	(161,298)	(118,649)	(158,798)	(7,292)	—	(509,114)
Depreciation	(478)	(7,827)	(11,693)	(16,490)	(1,167)	—	(37,655)
Disposals	—	2,164	11,522	19,305	292	—	33,283
Impairment	—	(84)	(595)	(1,488)	—	(480)	(2,647)
Exchange differences	(1,816)	(267)	(6,066)	(12,362)	(13)	—	(20,524)
Disposition	61,473	24,798	2,307	7	597	—	89,182
Reclassifications	163	45	2,575	(3,525)	742	—	—
Balance at December 31, 2021	(3,735)	(142,469)	(120,599)	(173,351)	(6,841)	(480)	(447,475)
Carrying amount at:
January 1, 2020	123,215	35,812	39,006	67,795	3,171	6,640	275,639
December 31, 2020	122,534	30,613	27,611	47,844	2,195	13,330	244,127
December 31, 2021	4,802	22,070	24,232	55,553	1,869	2,948	111,474

Summary of Impairment Testing to Reasonably Possible Changes in Assumptions	The following table details the sensitivity of the 2021 impairment testing to reasonably possible changes in assumptions previous detailed:

(Euro millions)		Existing assumption			Sensitivity effects on headroom
	Headroom	Discount rate (bps)	Growth rate (bps)	EBITDA CAGR (%) vs 2021	WACC +/-100 bps	Growth rate +/- 50 bps	EBITDA +/-500 bps
CGU Zegna Segment	1,277	669	150	+13.2%	931 / 1,790	1,485 / 1,106	1,506 / 1,048
CGU Thom Browne	325	773	200	+15.3%	209 / 491	393 / 269	376 / 274

Impaired Zegna Segment DOS [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Summary of Impairment Testing in Respect of Property Plant and Equipment
The following table details the sensitivity of the 2021 impairment testing to reasonably possible changes in assumptions previous detailed related to the Zegna Segment:

(Euro thousand)		Existing assumption			Sensitivity effects on impairment
	Impairment	WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. 2021	WACC +/-100 bps	Growth rate +/-50 bps	Revenues +/-250 bps
Zegna Segment DOS	(8,692)	4.99% - 21.63%	1.50%	+9.7%	(8,994) / (8,344)	(8,692) / (8,692)	(8,320) / (9,048)
The following table details the sensitivity of the 2021 impairment testing to reasonably possible changes in assumptions previous detailed related to the Thom Browne Segment:

(Euro thousand)		Existing assumption			Sensitivity effects on impairment
	Impairment	WACC (%)	Growth rate (%)	Revenues CAGR (%) vs. 2021	WACC +/-100 bps	Growth rate +/-50 bps	Revenues +/-250 bps
Thom Browne Segment DOS	—	7.13% - 10.33%	2.00%	+6.9%	(95) / —	— / (58)	— / (235)